Equity (Details)								12 Months Ended
		Sep. 08, 2025 $ / shares shares	Jul. 11, 2025 USD ($) $ / shares shares	Mar. 19, 2025 $ / shares shares	Oct. 15, 2024 USD ($) $ / shares shares	Sep. 13, 2024 USD ($) $ / shares shares	Dec. 19, 2022 $ / shares shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 HKD ($) $ / shares shares	Jun. 30, 2023 HKD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Feb. 26, 2025 shares
Equity [Line Items]
Ordinary shares issued	[1]							1,600,000		1,600,000		1,600,000
Price per share (in Dollars per share) | $ / shares	[1]											$ 0.00625
Ordinary shares outstanding	[1]							1,600,000		1,600,000		1,600,000
Shares issued percentage										50.00%
Price per share (in Dollars per share) | $ / shares				$ 0.000625
Gross proceeds (in Dollars)					$ 1,050,000			$ 55,057,154	$ 7,013,740
Dividends declared										9,384,000	13,825,353
Dividends paid								5,865,364	$ 747,190	$ 9,461,001	$ 9,884,032
Dividend per share | (per share)										$ 0.59	$ 0.86
Dividend Payable										$ 5,865,364
Subscription receivable (in Dollars)										$ 77,630
Split ratio							1,600:1
Subscription Receivable [Member]
Equity [Line Items]
Subscription receivable (in Dollars) | $												$ 10,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued								21,615,000		16,000,000		21,615,000
Price per share (in Dollars per share) | $ / shares												$ 0.000625
Ordinary shares outstanding								18,012,500				18,012,500
Voting rights										one
Sales of ordinary shares	[2]							201,265	201,265
Designated shares issued				18,012,500
Ordinary shares, shares authorized							50,000
Subsequent Event [Member]
Equity [Line Items]
Full post-share consolidation		15
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.000625
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Outstanding ordinary shares		2,161,500
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 1
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Outstanding ordinary shares		21,615,000
Re-Designation of Ordinary Shares [Member]
Equity [Line Items]
Voting rights				one
Price per share (in Dollars per share) | $ / shares				$ 0.000625
Designated shares issued				14,412,500
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[1]							360,000		360,000		360,000
Price per share (in Dollars per share) | $ / shares	[1]											$ 0.00625
Ordinary shares outstanding	[1]							360,000		360,000		360,000
Voting rights				fifty
Price per share (in Dollars per share) | $ / shares				$ 0.000625
Designated shares issued				3,600,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Sales of ordinary shares
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.00625
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[1]							1,801,515		1,801,515		1,801,515
Price per share (in Dollars per share) | $ / shares	[1]											$ 0.00625
Ordinary shares outstanding	[1]							1,441,265		1,441,265		1,441,265
Class A Ordinary Shares [Member] | Employee Share Ownership Plan [Member]
Equity [Line Items]
Reserved aggregate shares													3,602,500
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Sales of ordinary shares
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.000625
IPO [Member]
Equity [Line Items]
Sales of ordinary shares					262,500	1,750,000
Price per share (in Dollars per share) | $ / shares					$ 4	$ 4
Gross proceeds (in Dollars) | $						$ 7,000,000
Before deducting underwriting discount (in Dollars) | $					$ 7,000,000
IPO [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares issued			15,000,000
Price per share (in Dollars per share) | $ / shares			$ 0.000625
Gross proceeds (in Dollars) | $			$ 0.33

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.
[2]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.